Supplementary information to the consolidated statements of cash flows (Tables)	12 Months Ended
Dec. 31, 2024
Supplementary Information To Consolidated Statements Of Cash Flows
Schedule of supplementary information to the cash flow

	2024	2023	2022

Transactions not involving cash
Additions to property, plant and equipment and intangible assets	(2,576,470)	(2,150,713)	(2,303,608)
Increase in lease liabilities	2,639,802	2,044,366	2,303,608
C6 Bank bonus warrant	-	162,958	-
Dividends approved but not paid	650,000	655,000	455,000
Subscription bonds	175,317	-	-